UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 12, 2010

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	54
Form 13F Information Table Value Total:	$112,973

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1436    17375 SH       SOLE                    17375
ABBOTT LABORATORIES            COM              002824100     4401    81524 SH       SOLE                    81524
APPLE COMPUTER                 COM              037833100      453     2150 SH       SOLE                     2150
AT&T                           COM              00206R102     3378   120524 SH       SOLE                   120524
AUTO DESK                      COM              052769106      334    13135 SH       SOLE                    13135
BANK OF AMERICA                COM              060505104      435    28887 SH       SOLE                    28887
CHARLES SCHWAB                 COM              808513105     3384   179830 SH       SOLE                   179830
CHEVRONTEXACO                  COM              166751107      770    10000 SH       SOLE                    10000
CISCO SYSTEMS                  COM              17275R102     4011   167529 SH       SOLE                   167529
CITRIX SYSTEMS                 COM              177376100     3219    77357 SH       SOLE                    77357
COCA COLA                      COM              191216100     2610    45795 SH       SOLE                    45795
CULLEN FROST BANKERS           COM              229899109     3232    64633 SH       SOLE                    64633
CVS CAREMARK                   COM              126650100     3189    99012 SH       SOLE                    99012
EMC                            COM              268648102     4103   234865 SH       SOLE                   234865
ENTERGY                        COM              29364G103      205     2500 SH       SOLE                     2500
EXXON MOBIL                    COM              302290101     1079    15825 SH       SOLE                    15825
FOREST OIL                     COM              346091606     3199   143785 SH       SOLE                   143785
GENERAL ELECTRIC               COM              369604103     3804   251401 SH       SOLE                   251401
HALLIBURTON                    COM              406216101      289     9594 SH       SOLE                     9594
HOME DEPOT                     COM              437076102      254     8795 SH       SOLE                     8795
HOSPIRA                        COM              441060100     4086    80125 SH       SOLE                    80125
ILLINOIS TOOL WORKS            COM              452308109     3254    67796 SH       SOLE                    67796
INTEL                          COM              458140100     3958   194042 SH       SOLE                   194042
INTERNATIONAL BUSINESS MACHINE COM              459200101      509     3885 SH       SOLE                     3885
JACOBS ENGINEERING             COM              469814107     2889    76805 SH       SOLE                    76805
JOHNSON CONTROLS               COM              478366107     4013   147335 SH       SOLE                   147335
KIMBERLY CLARK                 COM              494368103      665    10437 SH       SOLE                    10437
LAZARD LTD-CL A                COM              021260622     3806   100228 SH       SOLE                   100228
MEDTRONIC                      COM              585055106     3736    84954 SH       SOLE                    84954
MICROSOFT                      COM              594918104     4475   146828 SH       SOLE                   146828
MONSANTO                       COM              61166W101     3265    39944 SH       SOLE                    39944
NIKE CLASS B                   COM              654106103     3772    57086 SH       SOLE                    57086
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      397     6533 SH       SOLE                     6533
POWER-ONE                      COM              739308104       73    16775 SH       SOLE                    16775
PROCTER & GAMBLE               COM              742718109      244     4032 SH       SOLE                     4032
REGIONS FINANCIAL              COM              7591EP100      580   109600 SH       SOLE                   109600
SCHLUMBERGER                   COM              806857108     3119    47926 SH       SOLE                    47926
SIMMONS FIRST NATIONAL         COM              828730200      339    12200 SH       SOLE                    12200
TARGET                         COM              87612E106     3431    70925 SH       SOLE                    70925
THERMO FISHER SCIENTIFIC       COM              883556102     3646    76447 SH       SOLE                    76447
UNION PACIFIC                  COM              907818108      422     6600 SH       SOLE                     6600
WAL-MART                       COM              931142103     3750    70168 SH       SOLE                    70168
WAL-MART DE MEXICO SA DE CV CL COM                              51    11414 SH       SOLE                    11414
WALT DISNEY                    COM              254687106     4229   131127 SH       SOLE                   131127
WASTE CONNECTIONS              COM              941053100      225     6750 SH       SOLE                     6750
WRIGHT MEDICAL                 COM              98235t107     3421   180648 SH       SOLE                   180648
XTO ENERGY                     COM              98385X106     3568    76687 SH       SOLE                    76687
AMERICAN CAP INCOME BUILDER CL                  140193400      238     4965 SH       SOLE                     4965
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     1240   134241 SH       SOLE                   134241
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      281     7031 SH       SOLE                     7031
FRANKLIN INCOME FUND CL A                       353496300       61    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      661     7799 SH       SOLE                     7799
VANGUARD INSTL INDEX-INST PL                    922040209      781     7657 SH       SOLE                     7657